Other Income/Expenses - Summary of Other Operating Income (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Operating Income [abstract]
Gain from sales of scrap materials	₽ 378	₽ 226	₽ 190
Subsidies received from the governmental authorities as a compensation for operating activities (energy tariffs)	359	496
Income from fines and penalties related to business contracts	248	307	248
Net result from disposal of non-current assets	128
Curtailment and result of remeasurement of pension obligations	93	175	392
Revision in estimated cash flows of rehabilitation provision	38		375
Insurance compensation			153
Other	467	183	495
Total	₽ 1,711	₽ 1,387	₽ 1,853